UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SERENGETI ASSET MANAGEMENT LP
Address:   632 Broadway 12th Floor
           New York, New York 10012

Form 13F File Number: 28-12866


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Shaker Choudhury
Title:  Authorized Person
Phone:  212-672-2248

Signature, Place, and Date of Signing:

   /s/ Shaker Choudhury                   New York, New York         2/14/11
---------------------------------  -------------------------------  ----------
         [Signature]                       [City, State]              [Date]


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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      903,787
                                         --------------
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2        COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -----------------   --------- -------- ----------------- ---------- -------- -------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS       CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ----------------- ----------- -------- -------- --- ---- ---------- -------- ------- ------ ----
BANK OF AMERICA CORPORATION  *W EXP 1/16/201     060505146    42840  6000000 SH       SOLE                6000000      0    0
CAPITAL ONE FINL CORP        COM                 14040H105    53200  1250000 SH  PUT  SOLE                1250000      0    0
CAPITALSOURCE INC            COM                 14055X102    17750  2500000 SH       SOLE                2500000      0    0
CB RICHARD ELLIS GROUP INC   CL A                12497T101     2048   100000 SH       SOLE                 100000      0    0
CVS CAREMARK CORPORATION     COM                 126650100    22601   650000 SH       SOLE                 650000      0    0
E M C CORP MASS              COM                 268648102    12595   550000 SH       SOLE                 550000      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS        G10082140    36746  1328000 SH       SOLE                1328000      0    0
FORTRESS INVESTMENT GROUP LL CL A                34958B106     5700  1000000 SH       SOLE                1000000      0    0
GEORGIA GULF CORP            COM PAR$0.01 NEW    373200302    11429   475000 SH       SOLE                 475000      0    0
ISHARES TR                   MSCI EMERG MKT      464287234    80991  1700000 SH  PUT  SOLE                1700000      0    0
ISHARES TR                   RUSSELL 2000        464287655    78240  1000000 SH  PUT  SOLE                1000000      0    0
KKR & CO L P DEL             COM UNITS           48248M102    75260  5300000 SH       SOLE                5300000      0    0
MICROSOFT CORP               COM                 594918104    18142   650000 SH       SOLE                 650000      0    0
NATIONAL OILWELL VARCO INC   COM                 637071101    33625   500000 SH       SOLE                 500000      0    0
NORDION INC                  COM                 65563C105     7688   675000 SH       SOLE                 675000      0    0
POLYPORE INTL INC            COM                 73179V103    14256   350000 SH       SOLE                 350000      0    0
SCHWAB CHARLES CORP NEW      COM                 808513105     4278   250000 SH       SOLE                 250000      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL        81369Y605    55825  3500000 SH  PUT  SOLE                3500000      0    0
SPDR S&P 500 ETF TR          TR UNIT             78462F103   176050  1400000 SH  PUT  SOLE                1400000      0    0
SPDR SERIES TRUST            KBW REGN BK ETF     78464A698    40998  1550000 SH  PUT  SOLE                1550000      0    0
SPDR SERIES TRUST            S&P RETAIL ETF      78464A714     9672   200000 SH  PUT  SOLE                 200000      0    0
SUNCOR ENERGY INC NEW        COM                 867224107    16273   425000 SH       SOLE                 425000      0    0
SMURFIT-STONE CONTAINER CORP COM                 83272A104    25600  1000000 SH       SOLE                1000000      0    0
WELLS FARGO & CO NEW         COM                 949746101    61980  2000000 SH  PUT  SOLE                2000000      0    0